Income Taxes (Details 5) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Balance at Beginning of Year	24,352	19,712	14,531
Increase (decrease)	6,550	4,640	5,181
Balance at End of Year	30,902	24,352	19,712